S C H E D U L E  O F  I N V E S T M E N T S

December 31, 2023 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value (000)

COMMON STOCK
Argentina — 0.1%
Adecoagro S.A.	155,500	$1,726

Brazil — 5.8%
Banco do Brasil SA	2,201,294	25,101
Cia de Saneamento de Minas Gerais Copasa MG	685,000	2,888
Gerdau SA ADR	2,215,410	10,745
Petroleo Brasileiro SA, Class A ADR	1,172,940	17,922
SLC Agricola S.A.	594,600	2,304
Suzano S.A. [1]	196,000	2,245
TIM S.A.	1,878,100	6,932

		68,137

China — 23.6%
Alibaba Group Holding Ltd. ADR [1]	257,274	19,942
Autohome Inc. ADR	149,790	4,203
BYD Co. Ltd., Class H	298,500	8,196
China Construction Bank Corp., Class H	49,831,000	29,675
China Galaxy Securities Co. Ltd., Class H	8,556,500	4,526
China Lumena New Materials Corp. [1,2]	264,100	—
China Railway Group Ltd., Class H	12,645,000	5,635
China Resources Pharmaceutical Group Ltd.	3,950,000	2,595
CITIC Ltd.	3,108,000	3,105
COSCO SHIPPING Holdings Co. Ltd., Class H	9,216,900	9,266
Daqo New Energy Corp. ADR [1]	122,325	3,254
Dongfeng Motor Group Co. Ltd., Class H	2,822,000	1,406
FinVolution Group ADR	465,057	2,279
Greentown China Holdings Ltd.	1,014,500	1,033
Guangzhou Automobile Group Co. Ltd., Class H	3,606,000	1,676
Hello Group Inc. ADR	291,325	2,025
Hisense Home Appliances Group Co. Ltd., Class A	1,594,962	4,588
Hisense Visual Technology Co. Ltd., Class A	1,082,701	3,190
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	708,700	3,141
iQIYI Inc. ADR [1]	1,141,496	5,570
JinkoSolar Holding Co. Ltd. ADR	232,365	8,583
JOYY Inc. ADR	86,400	3,430
MINISO Group Holding Ltd. ADR	174,603	3,562
NetEase Inc. ADR	76,789	7,154

S C H E D U L E  O F  I N V E S T M E N T S (continued)

December 31, 2023 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value (000)

China — (continued)
Offshore Oil Engineering Co. Ltd., Class A	4,350,900	$3,644
PDD Holdings Inc. ADR [1]	177,977	26,040
PetroChina Co. Ltd., Class H	29,488,000	19,486
Qifu Technology Inc. ADR	315,618	4,993
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	1,872,836	2,739
Sinopharm Group Co. Ltd., Class H	1,447,200	3,790
Tencent Holdings Ltd.	1,561,489	58,712
Vipshop Holdings Ltd. ADR [1]	834,040	14,812
Yutong Bus Co. Ltd., Class A	3,104,620	5,800

		278,050

Greece — 0.3%
Mytilineos S.A.	85,348	3,458

Hong Kong — 0.4%
China State Construction International Holdings Ltd.	2,002,000	2,315
China Taiping Insurance Holdings Co. Ltd.	2,231,600	1,921

		4,236

India — 20.4%
Angel One Ltd.	72,756	3,049
Ashoka Buildcon Ltd. [1]	1,280,991	2,144
Aurobindo Pharma Ltd.	696,267	9,070
Bajaj Auto Ltd.	110,946	9,063
Bajaj Finance Ltd.	72,307	6,367
Bank of Baroda	2,612,762	7,256
Bharat Electronics Ltd.	2,064,719	4,570
Canara Bank	1,320,159	6,941
Chambal Fertilisers and Chemicals Ltd.	295,488	1,326
Chennai Petroleum Corp. Ltd.	492,604	4,120
Coal India Ltd.	1,721,636	7,780
Colgate-Palmolive India Ltd.	133,835	4,069
Cyient Ltd.	72,920	2,010
Dr Reddy’s Laboratories Ltd.	108,270	7,544
GAIL India Ltd.	4,441,207	8,651
Hindustan Aeronautics Ltd.	107,029	3,607
Indian Oil Corp. Ltd.	4,853,198	7,573
JK Tyre & Industries Ltd.	858,091	4,107
KPIT Technologies Ltd.	107,214	1,950
Larsen & Toubro Ltd.	171,903	7,284
LIC Housing Finance Ltd. [1]	773,579	4,984
Mahindra & Mahindra Ltd.	500,334	10,398
Manappuram Finance Ltd.	2,564,563	5,301
Natco Pharma Ltd.	257,776	2,513

S C H E D U L E  O F  I N V E S T M E N T S (continued)

December 31, 2023 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value (000)

India — (continued)
NCC Ltd.	1,895,011	$3,797
NTPC Ltd.	3,332,389	12,460
Oil & Natural Gas Corp. Ltd.	6,390,086	15,746
Power Finance Corp. Ltd.	1,087,507	5,000
Power Grid Corp of India Ltd.	3,808,488	10,856
REC Ltd.	3,258,110	16,165
Shriram Finance Ltd.	357,375	8,818
Tata Motors Ltd.	1,062,848	9,962
Union Bank of India Ltd.	4,487,625	6,423
Varun Beverages Ltd.	588,424	8,746
Zensar Technologies Ltd.	272,145	1,997
Zomato Ltd. [1]	5,541,009	8,237

		239,884

Indonesia — 1.2%
Adaro Energy Indonesia Tbk PT	21,499,000	3,323
Astra International Tbk PT	11,815,100	4,336
Indo Tambangraya Megah Tbk PT	1,019,000	1,698
Indofood Sukses Makmur Tbk PT	2,612,300	1,094
Perusahaan Gas Negara Tbk PT	28,004,900	2,055
United Tractors Tbk PT	1,518,300	2,231

		14,737

Kuwait — 0.2%
Mobile Telecommunications Co. KSCP	1,556,318	2,568

Mexico — 1.4%
Cemex SAB de CV ADR ADR [1]	577,766	4,478
Coca-Cola Femsa SAB de CV ADR	47,803	4,524
Fibra Uno Administracion SA de CV [3]	1,443,726	2,593
Vista Energy SAB de CV ADR [1]	149,144	4,401

		15,996

Poland — 0.2%
Jastrzebska Spolka Weglowa S.A. [1]	186,888	1,996

Qatar — 0.2%
Ooredoo QPSC	850,250	2,545

Russia — 0.0%
Gazprom PJSC ADR [1,2]	4,239,823	—
LUKOIL PJSC [1,2]	172,525	—
Sberbank of Russia PJSC ADR [1,2]	790,503	—

		—

Saudi Arabia — 1.8%
Elm Co.	30,950	6,723
Etihad Etisalat Co.	334,006	4,400

S C H E D U L E  O F  I N V E S T M E N T S (continued)

December 31, 2023 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value (000)

Saudi Arabia — (continued)
Leejam Sports Co. JSC	75,211	$4,055
National Medical Care Co.	50,130	2,330
Saudi Aramco Base Oil Co.	90,594	3,416

		20,924

South Korea — 16.2%
Classys Inc.	92,891	2,710
Daewoo Engineering & Construction Co. Ltd. [1]	741,387	2,379
DB HiTek Co. Ltd.	38,314	1,735
DB Insurance Co. Ltd.	75,845	4,912
DL E&C Co. Ltd.	87,306	2,435
Doosan Bobcat Inc.	90,280	3,517
GS Holdings Corp.	112,170	3,551
Hana Financial Group Inc.	311,790	10,459
Hankook Tire & Technology Co. Ltd.	95,163	3,345
Hanwha Aerospace Co. Ltd.	33,016	3,185
Hanwha Corp.	138,945	2,771
HD Hyundai Electric Co. Ltd.	62,159	3,951
HD Hyundai Infracore Co. Ltd.	567,156	3,561
Hyundai Glovis Co. Ltd.	29,379	4,353
Hyundai Marine & Fire Insurance Co. Ltd.	156,041	3,744
Hyundai Mobis Co. Ltd.	33,803	6,193
KB Financial Group Inc.	301,232	12,568
Kia Corp.	351,906	27,214
KIWOOM Securities Co. Ltd.	29,780	2,291
Korea Investment Holdings Co. Ltd.	62,147	2,943
Korean Air Lines Co. Ltd.	303,817	5,613
LS Corp.	48,406	3,485
LX INTERNATIONAL CORP.	132,449	3,015
LX Semicon Co. Ltd.	28,524	1,914
NongShim Co. Ltd.	7,376	2,327
OCI Holdings Co. Ltd.	42,567	3,494
PharmaResearch Co. Ltd.	26,108	2,208
Samsung Electronics Co. Ltd.	724,970	44,003
Samsung Fire & Marine Insurance Co. Ltd.	24,563	5,004
Samsung Life Insurance Co. Ltd.	59,945	3,207
Samsung Securities Co. Ltd.	112,270	3,345
SOLUM Co. Ltd. [1]	129,983	2,750
Youngone Corp.	69,175	2,442

		190,624

Taiwan — 18.7%
Accton Technology Corp.	337,000	5,743
Alchip Technologies Ltd.	50,000	5,336
Arcadyan Technology Corp.	631,000	3,505
Asia Vital Components Co. Ltd.	524,019	5,745
Asustek Computer Inc.	503,000	8,023

S C H E D U L E  O F  I N V E S T M E N T S (continued)

December 31, 2023 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value (000)

Taiwan — (continued)
Chicony Electronics Co. Ltd.	464,000	$2,646
Compal Electronics Inc.	3,358,000	4,360
Evergreen Marine Corp. Taiwan Ltd.	915,000	4,278
Fitipower Integrated Technology Inc.	203,350	1,706
Gigabyte Technology Co. Ltd.	294,000	2,548
Global Mixed Mode Technology Inc.	338,000	2,907
Gold Circuit Electronics Ltd.	830,000	5,896
Hon Hai Precision Industry Co. Ltd.	4,753,298	16,185
International Games System Co. Ltd.	216,000	5,096
King Yuan Electronics Co. Ltd.	2,202,000	6,091
Makalot Industrial Co. Ltd.	362,000	4,181
MediaTek Inc.	371,000	12,270
Pou Chen Corp.	3,088,000	3,109
Powertech Technology Inc.	903,000	4,149
Quanta Computer Inc.	1,253,000	9,166
Radiant Opto-Electronics Corp.	872,000	3,779
Sercomm Corp.	1,127,000	4,939
Simplo Technology Co. Ltd.	156,000	2,135
Sitronix Technology Corp.	445,000	4,031
Taiwan Semiconductor Manufacturing Co. Ltd.	3,051,000	58,951
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	124,902	12,990
Tripod Technology Corp.	668,000	4,244
United Microelectronics Corp.	5,287,000	9,061
Wistron Corp.	1,163,000	3,736
Wistron NeWeb Corp.	766,000	3,894

		220,700

Thailand — 1.6%
AP Thailand PCL	6,824,400	2,257
Bangchak Corp. PCL	2,156,300	2,742
Bangkok Dusit Medical Services PCL, Class F	4,184,400	3,398
Bumrungrad Hospital	529,500	3,441
Krung Thai Bank PCL	9,143,300	4,923
Sansiri PCL	52,758,600	2,733

		19,494

Turkey — 2.0%
Dogus Otomotiv Servis ve Ticaret AS	524,878	4,577
Haci Omer Sabanci Holding AS	1,663,828	3,413
KOC Holding AS	1,847,859	8,892
Migros Ticaret AS	268,543	3,053
Sok Marketler Ticaret AS	1,307,999	2,395
Turk Hava Yollari AO [1]	229,703	1,782

		24,112

S C H E D U L E  O F  I N V E S T M E N T S (continued)

December 31, 2023 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value (000)

United Arab Emirates — 1.2%
Emaar Properties PJSC	2,317,917	$4,999
Emirates NBD Bank PJSC [1]	1,164,450	5,485
Multiply Group PJSC [1]	3,894,744	3,372

		13,856

Total Common Stock (Cost $1,069,096) — 95.3%		1,123,043

	Face Amount

EQUITY-LINKED NOTES
Citigroup Global Markets Holdings Inc. (Underlying Reference is a Basket Consisting of China A Shares Available Via Hong Kong Stock Connect) 1/16/2024 [1,4,5]	$12,438,583	12,709
Citigroup Global Markets Holdings Inc. (Underlying Reference is MSCI China A Inclusion Net Return USD Index) 9/27/2024 [1,4,5]	31,204,000	29,915

Total Equity-Linked Notes (Cost $43,643) — 3.6%		42,624

	Number of Shares

PREFERENCE STOCK
Brazil — 0.4%
Bradespar SA	920,200	4,861

Total Preference Stock (Cost $4,213) — 0.4%		4,861

	Number of Rights

RIGHTS
Taiwan — 0.0%
Wistron Corp. [1]	1,561	—

Total Rights (Cost $—) — 0.0%		—

S C H E D U L E  O F  I N V E S T M E N T S (continued)

December 31, 2023 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value (000)

SHORT-TERM INVESTMENT
Invesco Short-Term Investment Trust:
Government & Agency Portfolio, Institutional Class, 5.283% *	7,846,205	$7,846

Total Short-Term Investment (Cost $ 7,846) — 0.7%		7,846

Total Investments — 100.0% (Cost $ 1,124,798)		1,178,374

Other Assets in Excess of Liabilities — 0.0%		164

Net Assets — 100.0%		$1,178,538

A list of the open futures contracts held by the Fund at December 31, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
Long Contracts
MSCI Emerging Markets	134	Mar-2024	$6,769	$6,926	$ 157

*	The rate reported is the 7-day effective yield as of December 31, 2023.
1	Non-income producing security.
2	Level 3 security in accordance with fair value hierarchy.
3	Real Estate Investment Trust.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2023, the value of these securities amounted to $42,624 (000) representing 3.6% of the Net Assets.
5	Equity linked note or certificate issued by Citigroup Global Markets Holdings Inc. providing exposure to the price movements of the underlying referenced(s) noted, plus an outperformance rate of return that is fixed at the time of issuance.

ADR	American Depositary Receipt
JSC	Joint-Stock Company
MSCI	Morgan Stanley Capital International
PJSC	Public Joint-Stock Company
USD	United States Dollar

Amounts designated as “—” are $0 or are rounded to $0.

S C H E D U L E  O F  I N V E S T M E N T S (continued)

December 31, 2023 (Unaudited)

The table below sets forth information about the Levels within the fair value hierarchy at which the Fund’s investments and other financial instruments are measured at December 31, 2023:

Investments in Securities	Level 1 (000)	Level 2 (000)	Level 3 (000)†		Total (000)
Common Stock
Argentina	$1,726	$—	$—		$1,726
Brazil	68,137	—	—		68,137
China	278,050	—	—	^	278,050
Greece	3,458	—	—		3,458
Hong Kong	4,236	—	—		4,236
India	239,884	—	—		239,884
Indonesia	14,737	—	—		14,737
Kuwait	—	2,568	—		2,568
Mexico	15,996	—	—		15,996
Poland	1,996	—	—		1,996
Qatar	2,545	—	—		2,545
Russia	—	—	—	^	—
Saudi Arabia	8,455	12,469	—		20,924
South Korea	—	190,624	—		190,624
Taiwan	220,700	—	—		220,700
Thailand	—	19,494	—		19,494
Turkey	24,112	—	—		24,112
United Arab Emirates	13,856	—	—		13,856
Total Common Stock	897,888	225,155	—		1,123,043
Equity-Linked Notes	—	42,624	—		42,624
Preference Stock
Brazil	4,861	—	—		4,861
Total Preference Stock	4,861	—	—		4,861
Rights	—	—	—		—
Short-Term Investment	7,846	—	—		7,846
Total Investments in Securities	$910,595	$267,779	$—		$1,178,374

Other Financial Instruments	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)

Futures Contracts*
Unrealized Appreciation	$157	$—	$—	$157

Total Other Financial Instruments	$157	$—	$—	$157

† A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^ Security is fair valued at zero.

* Futures contracts are valued at the unrealized appreciation on the instruments.

Amounts designated as “—” are $0 or are rounded to $0.

S C H E D U L E  O F  I N V E S T M E N T S (concluded)

December 31, 2023 (Unaudited)

For information on the Fund’s policies regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-002-3400